Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment
#: 1
	$ 386,497	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	DeLamar Project	Gold, Silver	Development
#: 2
	261,875	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Nevada North Project	Gold	ExplorationDevelopment
#: 3
	49,975	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Cerro Colorado	Copper	Exploration
#: 4
	75,944	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Red Canyon	Gold	Exploration
#: 5
	37,535	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	ZenoOcelot	Gold	Exploration
#: 6
	7,856	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Dune	Gold	Exploration
#: 7
	14,840	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Eden	Gold	Exploration
#: 8
	20,295	Fees	UNITED STATES		Government of the United States of America Department of Interior Bureau of Land Management	Marr	Gold	Exploration
#: 9
	$ 101,076	Fees	UNITED STATES	ARIZONA	State of Arizona State Land Department	Cerro Colorado	Copper	Exploration